Tax	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Tax	Tax
The tax charge for H122 was £823m (restated1 H121: £742m), representing an effective tax rate (ETR) of 22.0% (restated[1] H121: 15.1%). The ETR for H122 includes a charge recognised for the re-measurement of the Group’s UK deferred tax assets (DTAs) due to the enactment of legislation in Q122 which will result in the UK banking surcharge rate being reduced from 8% to 3% effective from 1 April 2023. The ETR excluding the impact of this downward re-measurement of UK DTAs was 12.8%, which includes a 5.8% benefit relating to adjustments in respect of prior years. Included in the H122 tax charge is a credit of £110m (H121: £104m) in respect of payments made on AT1 instruments that are classified as equity for accounting purposes. The H121 ETR included a benefit recognised for the re-measurement of the Group’s UK DTAs as a result of the enactment of legislation to increase the UK corporation tax rate to 25% effective from 1 April 2023.
The re-measurement of UK DTAs has resulted in the Group's DTAs decreasing by £318m with a tax charge in the income statement of £346m and a tax credit within other comprehensive income of £28m.
In October 2021, the OECD and G20 Inclusive Framework on Base Erosion and Profit Shifting announced plans to introduce a global minimum tax rate of 15%. The model rules were released by the OECD in December 2021 with further guidance published in March 2022. Draft legislation published by the UK government on 20 July 2022 to implement the global minimum tax regime is expected to apply for accounting periods beginning on or after 31 December 2023. The Group is reviewing the published OECD model rules and guidance and will review further guidance as well as new legislation to be released by governments implementing this new tax regime as it is published to assess the potential impact of new legislation.
In the USA, the proposed Build Back Better Act was passed by the House of Representatives in 2021 but it was not passed by the Senate and it is uncertain whether various proposals contained in the Act will progress further. The Act included proposals to implement material changes to international tax provisions, including amendments to the Base Erosion and Anti-Abuse Tax and the imposition of an alternative minimum tax based on accounting profits. It is unclear at this time whether any of these proposals could have a significant impact on the Group if enacted. The Group will continue to monitor developments and assess the potential impact of any future legislative changes ultimately enacted.
12021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.

	As at 30.06.22	As at 31.12.21
Deferred tax assets and liabilities	£m	£m
UK	3,046	2,183
USA	1,530	2,006
Other territories	468	430
Deferred tax assets	5,044	4,619
Deferred tax liabilities	(5)	(37)

Analysis of deferred tax assets
Temporary differences	3,871	3,399
Tax losses	1,173	1,220
Deferred tax assets	5,044	4,619